Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		¥ 3,330,831	¥ 2,874,821	¥ 2,814,361
Income before Income Taxes		691,431	480,463	469,975
Long-lived assets		3,309,012	3,078,423	2,931,251
Japan | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues		2,423,388	2,125,234	2,097,360
Income before Income Taxes		442,322	302,628	298,699
Long-lived assets		1,961,020	1,849,310	1,855,252
The Americas | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	[1]	405,209	270,100	263,090
Income before Income Taxes	[1]	35,156	68,154	39,104
Long-lived assets	[1]	70,896	43,124	34,661
Other Countries | Reportable Geographical Components
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	[2]	502,234	479,487	453,911
Income before Income Taxes	[2]	213,953	109,681	132,172
Long-lived assets	[2]	¥ 1,277,096	¥ 1,185,989	¥ 1,041,338

[1]	Mainly the United States
[2]	Mainly Asia, Europe and Australasia